PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2014	2013
Premises:
Land	$10,565,633	$9,891,750
Buildings and improvements	25,872,002	22,966,215
Equipment	11,663,195	9,558,090
Construction in progress	188,146	32,985
	48,288,976	42,449,040
Less accumulated depreciation and amortization	13,479,133	10,377,299
	$34,809,843	$32,071,741